Employee Benefits Obligations - Summary of Maturity analysis of Defined Benefit Obligation (Detail) $ in Millions	Dec. 31, 2021 USD ($)
2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	$ 5.8
2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.0
2024
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.5
2025
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.4
2026
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	7.5
After 2026
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	$ 164.6